Cassidy & Associates

Attorneys at Law

215 Apolena Avenue

Newport Beach, California 92662

Email: CassidyLaw@aol.com

Telephone: 949/673-4510	Fax: 949/673-4525

December 5, 2014

Susan Block

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blow & Drive Interlock Corporation
Amendment #5 to Registration Statement on Form S-1
File No. 333-196472

Dear Ms. Block:

Attached for filing with the Securities and Exchange Commission is Amendment No. 5 to the Blow & Drive Interlock Corporation registration statement on Form S-1.

The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated December 5, 2014 (the “Comment Letter”).

The following response addresses the comment of the reviewing staff of the Commission as set forth in its comment letter.

Exhibit 5.1

2.	The legal opinion letter has been corrected.

Sincerely,

/s/ Lee W. Cassidy, Esq.
202/415-3563 (cell)